GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Revenues	$ 127,490	$ 155,827	$ 150,040
Long-lived assets	38,571	39,448	41,108
Israel [Member]
Total Revenues	7,773	11,887	19,223
Long-lived assets	19,450	19,364	19,867
Americas [Member]
Total Revenues	66,443	85,630	71,538
Long-lived assets	18,959	19,914	21,128
Europe [Member]
Total Revenues	35,876	36,322	32,566
Long-lived assets	119	125	66
Far East [Member]
Total Revenues	17,398	21,988	26,713
Long-lived assets	$ 43	$ 45	$ 47